Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund	November 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 96.88%
Corporate Revenue Bond — 1.30%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	2,600,000	$2,626,702
		2,626,702
Education Revenue Bonds — 21.05%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/37	850,000	891,590
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,301,610
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	267,288
Series A 5.00% 7/1/45	230,000	242,698
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,097,690
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/48	1,000,000	1,098,590
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.375% 8/1/50	660,000	740,071
Series A 5.75% 8/1/44	585,000	621,732
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	251,981
Series A 5.00% 7/1/47	710,000	753,118

(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	700,577
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	175,255
Series A 5.00% 7/1/44	495,000	519,428
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	1,059,000
Series A 5.00% 7/1/47	800,000	840,448
NQ-313 [11/20] 1/21 (1471959)    1

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	$751,057
144A 5.00% 8/1/53 #	570,000	578,949
5.25% 8/1/39	800,000	811,376
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/47	1,500,000	1,615,470
(Carleton College) 4.00% 3/1/37	635,000	732,212
(Gustavus Adolphus College) 5.00% 10/1/47	1,000,000	1,130,600
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	261,258
4.00% 5/1/25	200,000	208,856
4.00% 5/1/26	100,000	104,285
(St. Catherine University)
Series A 4.00% 10/1/37	580,000	634,137
Series A 5.00% 10/1/45	670,000	779,203

(St. John's University) Series 8-I 5.00% 10/1/34	215,000	247,297
(St. Olaf College)
Series 8-G 5.00% 12/1/31	205,000	240,779
Series 8-G 5.00% 12/1/32	205,000	239,836
Series 8-N 4.00% 10/1/34	800,000	894,944
Series 8-N 4.00% 10/1/35	590,000	658,564
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	326,328
Series B 5.00% 10/1/39	770,000	834,041
(University of St. Thomas)
4.00% 10/1/37	500,000	570,970
4.00% 10/1/41	1,000,000	1,125,630
4.00% 10/1/44	950,000	1,060,979
Series A 4.00% 10/1/35	400,000	449,048
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,468,335
Rice County Educational Facilities Revenue
(Shattuck-St. Mary's School) Series A 144A 5.00% 8/1/22 #	770,000	787,109
2    NQ-313 [11/20] 1/21 (1471959)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	$510,000
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,767,640
(Great River School Project) Series A 144A 5.50% 7/1/52 #	265,000	286,834
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	500,000	576,345
Series A 6.00% 9/1/51	3,500,000	4,070,395
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,347,711
Series A 4.125% 9/1/47	500,000	524,670

(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,606,230
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,565,516
Series A 5.00% 9/1/40	900,000	1,115,433
Series A 5.00% 9/1/41	620,000	766,463
Woodbury Charter School Lease Revenue
(MSA Building Company) Series A 4.00% 12/1/50	450,000	473,657
		42,683,233
Electric Revenue Bonds — 5.86%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project) 5.00% 1/1/42	1,500,000	1,569,960
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	536,133
Series A 5.00% 12/1/26	360,000	392,231
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	192,454
5.00% 10/1/47	745,000	896,690
Series A 5.00% 10/1/28	500,000	582,785
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/26	500,000	612,185
5.00% 1/1/28	500,000	606,865
5.00% 1/1/29	470,000	567,576
NQ-313 [11/20] 1/21 (1471959)    3

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/33	225,000	$271,969
5.00% 1/1/34	200,000	241,086
Series A 5.00% 1/1/24	335,000	366,296
Puerto Rico Electric Power Authority
Series A 5.05% 7/1/42 ‡	165,000	123,750
Series AAA 5.25% 7/1/25 ‡	95,000	71,488
Series CCC 5.25% 7/1/27 ‡	650,000	489,125
Series WW 5.00% 7/1/28 ‡	585,000	438,750
Series XX 4.75% 7/1/26 ‡	105,000	78,173
Series XX 5.25% 7/1/40 ‡	295,000	221,987
Series XX 5.75% 7/1/36 ‡	370,000	280,275
Series ZZ 4.75% 7/1/27 ‡	85,000	63,325
Series ZZ 5.25% 7/1/24 ‡	130,000	97,825
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	551,435
Series A 5.00% 12/1/35	500,000	610,755
Series A 5.00% 12/1/36	520,000	633,500
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	473,840
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	918,344
		11,888,802
Healthcare Revenue Bonds — 33.89%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	417,168
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	849,609
5.00% 9/1/43	535,000	555,544
5.00% 9/1/58	1,175,000	1,210,920
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	560,000	363,585
4th Tier Series D 7.00% 1/1/37	515,000	400,768
4th Tier Series D 7.25% 1/1/52	1,575,000	1,161,405
4    NQ-313 [11/20] 1/21 (1471959)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities Project) Series A 5.50% 12/1/48	1,280,000	$1,256,691
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.25% 6/1/58	1,475,000	1,503,954
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35	645,000	599,773
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	209,820
5.00% 9/1/52	1,500,000	1,400,625
City of West St. Paul Minnesota
(Walker Westwood Ridge Campus Project) 5.00% 11/1/49	1,500,000	1,507,065
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	850,162
Crookston Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,025,000	1,012,987
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/51 #	870,000	895,430
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	330,638
Series A 5.00% 4/1/40	315,000	307,654
Series A 5.00% 4/1/48	185,000	174,172
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,500,000	2,767,275
Series A 5.00% 2/15/48	1,590,000	1,868,155
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	2,000,000	2,105,660
6.00% 6/15/39	1,000,000	1,053,240
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	189,932
NQ-313 [11/20] 1/21 (1471959)    5

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34	750,000	$731,880
(St. John's Lutheran Home of Albert Lea Project) 5.375% 10/1/44	165,000	156,808
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,244,593
5.00% 5/1/26	1,300,000	1,576,588
5.00% 5/1/29	500,000	608,665

(North Memorial Health Care) 5.00% 9/1/30	610,000	701,415
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project) 5.00% 7/1/49	1,000,000	1,035,080
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	1,000,000	1,126,920
Series A 5.00% 11/15/33	1,200,000	1,404,564
Series A 5.00% 11/15/34	500,000	584,630
Series A 5.00% 11/15/44	1,000,000	1,144,800
Series A 5.00% 11/15/49	1,450,000	1,748,787
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,711,951
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/29	415,000	514,160
Morris Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	447,530
4.20% 8/1/49	1,500,000	1,324,425
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	500,015
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 5.25% 12/1/23	175,000	184,868
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	1,844,971
6    NQ-313 [11/20] 1/21 (1471959)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester, Minnesota
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	800,000	$861,312
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.25% 9/1/22	1,080,000	1,105,067
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	825,685
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	139,402
5.00% 9/1/34	105,000	115,709
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	250,000	281,200
5.00% 5/1/48	3,900,000	4,758,273
Series A 4.00% 5/1/37	1,440,000	1,586,635
Series A 5.00% 5/1/46	2,000,000	2,310,980
Unrefunded Balance 5.125% 5/1/30	15,000	15,048
St. Joseph Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project) 5.00% 7/1/55	1,000,000	986,990
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	722,458
Series A 5.00% 11/15/47	485,000	576,180
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	1,449,994
Series A 5.00% 7/1/29	1,000,000	1,173,350
Series A 5.00% 7/1/32	900,000	1,046,079
Series A 5.00% 7/1/33	1,540,000	1,784,167
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,617,125
Series A 5.15% 11/1/42	775,000	775,294
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	956,670
NQ-313 [11/20] 1/21 (1471959)    7

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project) Series A 5.00% 12/1/36	1,000,000	$1,166,000
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,502,610
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
4.00% 8/1/38	250,000	252,390
4.00% 8/1/39	400,000	403,824
4.00% 8/1/44	350,000	352,278
5.00% 8/1/54	350,000	367,563
		68,717,165
Housing Revenue Bonds — 1.59%
Bethel Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project) 5.00% 5/1/54	1,000,000	1,044,020
Minneapolis–St. Paul Housing Finance Board Single Family Mortgage-Backed Securities Program
(City Living Project) Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	826	827
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/33	100,000	114,438
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,319,599
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	750,525
		3,229,409
Lease Revenue Bonds — 2.29%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,925,770
Series A 5.00% 6/1/43	1,000,000	1,095,750
8    NQ-313 [11/20] 1/21 (1471959)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/32	1,415,000	$1,623,698
		4,645,218
Local General Obligation Bonds — 6.59%
Duluth General Obligation Entertainment Convention Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,208,710
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	507,360
Series A 4.20% 3/1/34	750,000	776,640
Hennepin County
Series A 5.00% 12/1/37	910,000	1,153,516
Series C 5.00% 12/1/37	2,500,000	3,106,175
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,191,420
Series A 5.00% 2/1/29	1,000,000	1,190,050
Series A 5.00% 2/1/31	1,000,000	1,186,400
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	160,000	193,341
Series A 4.00% 2/1/37	215,000	258,967
Series A 4.00% 2/1/38	220,000	264,304
Series B 4.00% 2/1/36	335,000	404,807
Series B 4.00% 2/1/37	445,000	536,002
Series B 4.00% 2/1/38	465,000	558,642
Wayzata Independent School District No. 284
(School Building) Series A 5.00% 2/1/28	650,000	828,301
		13,364,635
Pre-Refunded/Escrowed to Maturity Bonds — 4.71%
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23 §	500,000	565,260
Minnesota
Series A Unrefunded Balance 5.00% 10/1/24-21 §	985,000	1,024,469
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/25-22 §	325,000	353,239
NQ-313 [11/20] 1/21 (1471959)    9

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/26-22 §	280,000	$304,329
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/22 §	350,000	375,746
5.00% 7/1/27-23 §	245,000	274,172
5.00% 7/1/28-23 §	225,000	251,791
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Nova Classical Academy Project) Series A 6.625% 9/1/42-21 §	1,500,000	1,571,805
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	275,000	337,431
Series A 5.00% 11/15/30-25 §	205,000	251,539
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30-24 §	500,000	573,170
Series A 5.00% 1/1/33-24 §	750,000	859,755
Series A 5.00% 1/1/34-24 §	450,000	515,853
Series A 5.00% 1/1/40-24 §	2,000,000	2,292,680
		9,551,239
Special Tax Revenue Bonds — 4.82%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	270,348
Minneapolis Tax Increment Revenue
(Grant Park Project)
4.00% 3/1/27	200,000	204,354
4.00% 3/1/30	260,000	264,074
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	714,770
4.00% 3/1/27	650,000	660,888
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	3,155,000	3,427,686
Series A-1 5.00% 7/1/58	275,000	303,317
Series A-2 4.536% 7/1/53	3,000,000	3,216,870
10    NQ-313 [11/20] 1/21 (1471959)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	$702,228
		9,764,535
State General Obligation Bonds — 7.20%
Commonwealth of Puerto Rico
(Public Improvement) Series B 5.75% 7/1/38 ‡	920,000	657,800
Minnesota
Series A 5.00% 8/1/27	750,000	913,403
Series A 5.00% 8/1/29	1,000,000	1,212,690
Series A 5.00% 8/1/30	500,000	681,185
Series A 5.00% 8/1/33	660,000	861,241
Series A 5.00% 8/1/34	2,185,000	2,845,132
Series D 5.00% 8/1/26	1,000,000	1,265,250
Series D 5.00% 8/1/27	1,000,000	1,261,400
Series E 5.00% 10/1/26	1,085,000	1,379,816
(Various Purposes)
Series A 5.00% 8/1/32	1,915,000	2,220,768
Series A 5.00% 8/1/38	1,000,000	1,288,360
		14,587,045
Transportation Revenue Bonds — 6.43%
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Senior)
Series A 5.00% 1/1/32	1,245,000	1,524,764
Series C 5.00% 1/1/46	185,000	219,954
(Subordinate)
Series A 5.00% 1/1/32	500,000	560,925
Series A 5.00% 1/1/49	1,500,000	1,838,565
Series B 5.00% 1/1/29	2,130,000	2,225,786
Series B 5.00% 1/1/44 (AMT)	4,000,000	4,865,520
Series B 5.00% 1/1/49 (AMT)	1,500,000	1,809,795
		13,045,309
NQ-313 [11/20] 1/21 (1471959)    11

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 1.15%
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis–St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	$1,148,051
Series C 4.00% 3/1/32	1,000,000	1,183,490
		2,331,541
Total Municipal Bonds (cost $187,849,164)		196,434,833

Short-Term Investments — 2.15%
Variable Rate Demand Notes — 2.15%¤
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-1 0.10% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	3,580,000	3,580,000
Series B-2 0.12% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	775,000	775,000
Total Short-Term Investments (cost $4,355,000)		4,355,000
Total Value of Securities—99.03% (cost $192,204,164)		200,789,833
Receivables and Other Assets Net of Liabilities—0.97%		1,971,143
Net Assets Applicable to 18,246,330 Shares Outstanding—100.00%		$202,760,976
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2020, the aggregate value of Rule 144A securities was $5,926,081, which represents 2.92% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2020.
Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
12    NQ-313 [11/20] 1/21 (1471959)

(Unaudited)
Summary of abbreviations: (continued)
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar
NQ-313 [11/20] 1/21 (1471959)    13